Property and equipment, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

The estimated useful lives of Company’s property and equipment are as follows:

Equipment, tooling and molds	5-7 years
Computer equipment and software	3-7 years
Furniture, fixtures and other	3-7 years
Leasehold Improvements	Shorter of lease term or estimated useful life

(7) Property and equipment, net

Property and equipment, net comprised the following (in thousands):

	September 30, 2020	December 31, 2019

Equipment, tooling and molds	$	$19,510
Computer software and equipment		1,905
Furniture, fixtures and other		1,599
Leasehold improvements		5,283
Construction in process		342

Total property and equipment	$	$28,639
Less: Accumulated depreciation		(12,167)

Property and equipment, net	$	$16,472

Total depreciation expense for the nine months ended September 30, 2020 and 2019 was $            million and $            million, respectively.

The estimated useful lives of Company’s property and equipment are as follows:

Equipment, tooling and molds	5—7 years
Computer equipment and software	3—7 years
Furniture, fixtures and other	3—7 years
Leasehold Improvements	Shorter of lease term or estimated useful life

Property and equipment, net comprised the following (in thousands):

	December 31,
	2018	2019
Equipment, tooling and molds	$16,171	$19,510
Computer software and equipment	1,711	1,905
Furniture, fixtures and other	1,019	1,599
Leasehold improvements	5,060	5,283
Construction in process	104	342

Total property and equipment	$24,065	$28,639
Less: Accumulated depreciation	(9,961)	(12,167)

Property and equipment, net	$14,104	$16,472